SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Trade receivables, net are comprised of the following:

	2014	2013

Trade receivables, gross	$701,298	$870,114
Allowance for doubtful accounts	(342,494)	(497,527)

Trade receivables, net	$358,804	$372,587

Schedule of Other Current Assets [Table Text Block]
Other current assets are comprised of the following:

	2014	2013

Notes receivables	$111,682	$3,413
Deposits-current	163,833	1,788
Advance to suppliers	284,212	7,042
Prepaid expenses and other current assets	87,932	149,023

Other current assets	$647,659	$161,266

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization of trademarks is as follows:
2015	$20,000
2016	20,000
2017	20,000
2018	20,000
Thereafter	46,666
Total	$126,666

Schedule of Other Assets [Table Text Block]
Other assets are comprised of the following:

	As of December 31,
	2014	2013
Deposits-long-term	$48,616	$144,775
Deferred tax assets	151,357	160,198
Deferred finance costs (net of amortization)	164,347	170,718

Other assets	$364,320	$475,691

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts and other payables are comprised of the following:

	2014	2013
Accounts Payable	$1,185,446	$688,130
Accrued Expenses	966,520	1,651,419
Income Tax Payable	-	2,183
Deferred Revenue	14,280	16,970
Accounts and Other Payables	$2,166,246	$2,358,702

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	Decemer 31, 2014
	Net Revenues	Net Assets (Liabilities)
United States	$642,945	$(610,294)
Republic of China (Taiwan) MegaSys	$1,221,627	$(140,529)
Philippines	$163,110
Mexico	$158,061

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
We operate two reportable business segments as defined in ASC 280, “Segment Reporting.” We have a U.S.-based segment, Iveda Solutions, Inc., and a Taiwan-based segment, MEGAsys. Each segment has a chief operating decision maker and management personnel who review their respective segment’s performance as it relates to revenue, operating profit, and operating expenses.

	Twelve Months	Twelve Months	Condensed
	Ended Dec. 31, 2014	Ended Dec. 31, 2014	Consolidated
	Iveda Solutions, Inc.	MegaSys	Total

Revenue	$964,116	$1,221,627	$2,185,743
Cost of Revenue	922,713	689,500	1,612,213
Gross Profit	41,403	532,127	573,530
Depreciation and Amortization	205,576	15,526	221,102
General and Administrative	4,775,579	536,533	5,312,112
Loss from Operations	(4,939,752)	(19,932)	(4,959,684)
Foreign Currency Gain	14,160		14,160
Gain on Derivatives	100,598		100,598
Interest Income	13,746	2,093	15,839
Interest Expense	(450,236)	(28,349)	(478,585)
Loss on Debt Conversion	(333,675)		(333,675)
Loss Before Income Taxes	(5,595,159)	(46,188)	(5,641,347)
(Provision) for Income Taxes	-	(15,826)	(15,826)
Net Loss	$(5,595,159)	$(62,014)	$(5,657,173)

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Inventories and property and equipment for operating segments are regularly reviewed by management and are therefore provided below.

	December 31,
	2014	2013
Revenues
United States	$964,116	$737,715
Republic of China (Taiwan)	2,208,890	2,672,928
Elimination of intersegment revenues	(987,263)	(65,426)
	$2,185,743	$3,345,217

	December 31,
	2014	2013
Operating earnings (loss)
United States	$(4,939,752)	$(6,510,129)
Republic of China (Taiwan)	(19,932)	(289,686)
Elimination of intersegment profit		-
	$(4,959,684)	$(6,799,815)

	December 31,
	2014	2013
Property and equipment, net
United States	$514,707	$437,410
Republic of China (Taiwan)	17,805	33,772
	$532,512	$471,182

	December 31,
	2014	2013
Additions to long-lived assets
United States	$262,873	$129,222
Republic of China (Taiwan)	5,777	28,008
	$268,650	$157,230

	December 31,
	2014	2013
Inventory, Net
United States	$271,797	$126,403
Republic of China (Taiwan)	116,121	205,034
	$387,918	$331,437

	December 31,
	2014	2013
Total Assets
United States	$1,149,776	$1,175,874
Republic of China (Taiwan)	2,335,098	2,503,372
	$3,484,874	$3,679,246